4. Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Acquisitions

IPSA International, Inc.

On February 6, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with IPSA International, Inc. (“IPSA”). On February 9, 2015, the Company and IPSA consummated and closed the Merger, which was accounted for as a business acquisition.  Pursuant to the terms of the Merger Agreement, upon the closing of the Merger, the Corporation issued 10,000,000 shares of the Company’s common stock, valued at $13,300,000 to the stockholders of IPSA (the “Stock Consideration”), as well as paid $2,500,000 in cash to such stockholders.  In conjunction with the closing of the Merger, the Company entered into a registration rights agreement with the stockholders of IPSA whereby the Company agreed to provide piggyback registration rights to the holders of the Stock Consideration.  The Company also entered into an employment agreement with Dan Wachtler, the CEO of IPSA.  The Company incurred acquisition related costs of $649,442 and these were included in operating expenses for the three months ended March 31, 2015.

IPSA specializes in Anti-Money Laundering (“AML”) operational, investigative and remedial services, AML risk advisory and consulting services, conducting high-end investigations with expertise in services ranging from complex financial crime and intellectual property issues to conducting anti-bribery investigations or due diligence on a potential partner or customer.  Additionally, IPSA provides investigative services related to passport issuances by foreign countries.  IPSA has offices in the U.S., Canada, U.K., U.A.E. and Hong Kong and a talent base that is focused on assisting clients in making better-informed decisions to protect their investments and assets.

During the third quarter of 2015, additional valuation work was completed, and as a result, amounts for goodwill and accrued expenses were adjusted by $132,684 from those previously reported on Form 10Q as of March 31, 2015.

The following table presents the final purchase price allocation:

Consideration	$15,800,000

Assets Acquired:
Current Assets	$11,798,564
Property and Equipment, net	29,180
Other long term assets	712,353
Intangible assets	6,580,464
Goodwill	11,324,069
Total assets acquired	30,444,565

Liabilities Assumed:
Accounts Payable	1,546,117
Factored Receivables Obligation	6,488,748
Accrued Expenses	1,990,857
Dividends Payable	1,100,000
Deferred Income Tax – non current	3,287,524
Derivative – contingent value right	231,384
Total liabilities assumed	14,644,565

Net Assets Acquired	$15,800,000

The acquired intangibles include customer relationships valued at $3,056,856 being amortized over 5 years, trademarks valued at $2,548,364 being amortized over 15 years and a non-compete agreement valued at $975,244 being amortized over 2 years.

As a part of the purchase price allocation, the Company recorded net deferred tax assets, which were recorded on IPSA’s books at the time of acquisition, of approximately $556,000.  In connection with the purchase price allocation, the Company recorded a deferred tax liability of approximately $2,842,000, with a corresponding increase to goodwill, for the tax effect of the acquired identifiable intangible assets from IPSA.  This liability was recorded as there will be no future tax deductions related to the acquired intangibles but they will be amortized as described above for financial reporting purposes.

Prior to the acquisition, the Company had determined that it was more likely than not that some portion or all of its deferred tax assets would not be realized and therefore had recorded a valuation allowance for the full amount of its deferred tax assets (which were $7,543,910 at December 31, 2014).  Upon the acquisition, the Company evaluated the likelihood that the acquired deferred tax assets and liabilities would be realized and as a result of that evaluation, recorded an increase to the valuation allowance of approximately $474,000 related to the acquired deferred tax assets and recorded a reduction in the valuation allowance of approximately $2,842,000 related to the deferred tax liability associated with the acquired identifiable intangible assets.  The net amount of these two adjustments to the Company’s valuation allowance against its net deferred tax assets was approximately $2,368,000 and is included in the income tax benefit on the Company’s consolidated statement of operations for the three months ended March 31, 2015.

We have acquired certain businesses, as set forth below and accordingly, the accompanying consolidated Financial Statements include the results of operations of each acquired business since the date of acquisition.

IPSA International, Inc.

On February 6, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with IPSA International, Inc. (“IPSA”). On February 9, 2015, the Company and IPSA consummated and closed the Merger, which was accounted for as a business acquisition.  Pursuant to the terms of the Merger Agreement, upon the closing of the Merger, the Corporation issued 10,000,000 shares of the Company’s common stock, valued at $13,300,000 to the stockholders of IPSA (the “Stock Consideration”), as well as paid $2,500,000 in cash to such stockholders.  In conjunction with the closing of the Merger, the Company entered into a registration rights agreement with the stockholders of IPSA whereby the Company agreed to provide piggyback registration rights to the holders of the Stock Consideration.  The Company also entered into an employment agreement with Dan Wachtler, the CEO of IPSA.  The Company incurred acquisition related costs of $649,442 and these were included in operating expenses.

IPSA specializes in Anti-Money Laundering (“AML”) operational, investigative and remedial services, AML risk advisory and consulting services, conducting high-end investigations with expertise in services ranging from complex financial crime and intellectual property issues to conducting anti-bribery investigations or due diligence on a potential partner or customer.   Additionally IPSA provides investigative services related to passport issuances by foreign countries.  IPSA has offices in the U.S., Canada, U.K., U.A.E. and Hong Kong and a talent base that is focused on assisting clients in making better-informed decisions to protect their investments and assets.

Valuation work was completed during the fourth quarter and as a result amounts for other long term assets and goodwill were adjusted by $163,698 from those previously reported on Form 10Q as of September 30, 2015.

The following table presents the final purchase price allocation:

Consideration	$15,800,000

Assets Acquired:
Current Assets	$11,798,564
Property and Equipment, net	29,180
Other long term assets	712,353
Intangible assets	6,580,464
Goodwill	11,324,069
Total assets acquired	30,444,630

Liabilities Assumed:
Accounts Payable	1,546,117
Factored Receivables Obligation	6,488,748
Accrued Expenses	1,990,857
Dividends Payable	1,100,000
Deferred Income Tax – non current	3,287,524
Derivative – contingent value right	231,384
Total liabilities assumed	14,644,630

Net Assets Acquired	$15,800,000

The acquired intangibles include customer relationships valued at $3,056,856 being amortized over 5 years, trademarks valued at $2,548,364 being amortized over 15 years and a non-compete agreement valued at $975,244 being amortized over 2 years.

As a part of the purchase price allocation, the Company recorded net deferred tax assets, which were recorded on IPSA’s books at the time of acquisition, of approximately $556,000.  In connection with the purchase price allocation, the Company recorded a deferred tax liability of approximately $2,842,000, with a corresponding increase to goodwill, for the tax effect of the acquired identifiable intangible assets from IPSA.  This liability was recorded as there will be no future tax deductions related to the acquired intangibles but they will be amortized as described above for financial reporting purposes.

Prior to the acquisition, the Company had determined that it was more likely than not that some portion or all of its deferred tax assets would not be realized and therefore had recorded a valuation allowance for the full amount of its deferred tax assets (which were $7,543,910 at December 31, 2014).  Upon the acquisition, the Company evaluated the likelihood that the acquired deferred tax assets and liabilities would be realized and, as a result of that evaluation, recorded an increase to the valuation allowance of approximately $474,000 related to the acquired deferred tax assets and recorded a reduction in the valuation allowance of approximately $2,842,000 related to the deferred tax liability associated with the acquired identifiable intangible assets.  The net amount of these two adjustments to the Company’s valuation allowance against its net deferred tax assets was approximately $2,368,000 and is included in the income tax benefit on the Company’s consolidated statement of operations for the year ended December 31, 2015.